Loans and Related Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans: Ending Balance	$ 277,798	$ 277,500	$ 289,681
Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	26,281	19,296	19,417
Real Estate - Commercial [Member]
Loans: Ending Balance	74,471	69,187	60,774
Real Estate - Construction [Member]
Loans: Ending Balance	19,681	18,092	17,508
Real Estate - Mortgage [Member]
Loans: Ending Balance	140,459	153,122	176,544
Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	12,702	12,769	8,780
Personal [Member]
Loans: Ending Balance	4,204	5,034	6,658
Pass [Member]
Loans: Ending Balance	240,642	248,741
Pass [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	20,388	17,570
Pass [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	56,867	55,198
Pass [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	15,803	14,001
Pass [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	130,706	144,179
Pass [Member] | Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	12,674	12,769
Pass [Member] | Personal [Member]
Loans: Ending Balance	4,204	5,024
Special Mention [Member]
Loans: Ending Balance	21,679	14,739
Special Mention [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	5,658	904
Special Mention [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	11,706	8,939
Special Mention [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	292	1,022
Special Mention [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	3,995	3,864
Special Mention [Member] | Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	28
Special Mention [Member] | Personal [Member]
Loans: Ending Balance		10
Substandard [Member]
Loans: Ending Balance	11,881	9,049
Substandard [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	235	822
Substandard [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	5,620	5,010
Substandard [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	1,754	867
Substandard [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	4,272	2,350
Doubtful [Member]
Loans: Ending Balance	3,596	4,971
Doubtful [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	278	40
Doubtful [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	1,832	2,202
Doubtful [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	$ 1,486	$ 2,729